FINANCIAL INSTRUMENTS - Disclosure of Liquidity of summarizes maturity profile of financial liabilities based on contractual undiscounted payments (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Financial liabilities, undiscounted cash flows		$ 41,201	$ 48,804
Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		12,439	12,458
1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		13,425	5,227
2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		4,630	16,082
3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		4,325	4,514
4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		4,171	6,322
More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		2,211	4,201
Trade payables
Financial instruments
Financial liabilities, undiscounted cash flows		3,884	3,757
Trade payables | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		3,884	3,757
Trade payables | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Trade payables | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Trade payables | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Trade payables | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Trade payables | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Accrued expenses
Financial instruments
Financial liabilities, undiscounted cash flows		2,990	2,090
Accrued expenses | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		2,990	2,090
Accrued expenses | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Accrued expenses | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Accrued expenses | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Accrued expenses | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Accrued expenses | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
PUT option
Financial instruments
Financial liabilities, undiscounted cash flows	[1]	8,225	11,289
PUT option | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows	[1]	0	0
PUT option | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows	[1]	8,225	0
PUT option | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows	[1]	0	11,289
PUT option | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows	[1]	0	0
PUT option | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows	[1]	0	0
PUT option | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows	[1]	0	0
Liability for underwriter
Financial instruments
Financial liabilities, undiscounted cash flows			1,131
Liability for underwriter | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows			1,131
Liability for underwriter | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows			0
Liability for underwriter | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows			0
Liability for underwriter | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows			0
Liability for underwriter | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows			0
Liability for underwriter | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows			0
Lease liabilities
Financial instruments
Financial liabilities, undiscounted cash flows		10,775	12,312
Lease liabilities | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		2,542	2,478
Lease liabilities | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		2,280	2,294
Lease liabilities | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		1,814	1,932
Lease liabilities | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		1,615	1,726
Lease liabilities | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		1,571	3,608
Lease liabilities | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		953	274
Loans from bank
Financial instruments
Financial liabilities, undiscounted cash flows		15,327	18,225
Loans from bank | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		3,023	3,002
Loans from bank | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		2,920	2,933
Loans from bank | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		2,816	2,861
Loans from bank | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		2,710	2,788
Loans from bank | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		2,600	2,714
Loans from bank | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		$ 1,258	$ 3,927

[1]	Estimated gross cash outflow assuming that option will be exercised at earliest possible date.